Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	£ 2,384	£ 2,021	£ 2,684
Pension and other benefits	121	145	145
Share-based payments	8,196	1,456	3,154
Key management personnel compensation	£ 10,701	£ 3,622	£ 5,983